INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total	Total
Balance at beginning at Dec. 31, 2020	€ 3,796,000	€ 150,936,000	€ 2,650,000	€ 149,000	€ (60,341,000)	€ 97,190,000
Loss for the period					(21,371,000)	(21,371,000)	€ (21,371,000)
Other comprehensive loss for the period				138,000		138,000
Total comprehensive loss for the period				138,000	(21,371,000)	(21,233,000)	(21,233,000)
Equity-settled share-based payments
Granted during the period			784,000			784,000
Exercised during the period	33,000	1,160,000	(165,000)		165,000	1,193,000
Issuance of shares for cash	560,000	82,058,000				82,618,000
Transaction cost		(7,587,000)				(7,587,000)
Total transactions with owners of the company recognized directly in equity	593,000	75,631,000	619,000		165,000	77,008,000
Balance at end at Sep. 30, 2021	4,389,000	226,567,000	3,269,000	287,000	(81,547,000)	152,965,000
Balance at beginning at Dec. 31, 2021	4,427,000	228,033,000	3,127,000	202,000	(87,167,000)	148,622,000
Loss for the period					(17,929,000)	(17,929,000)	(17,929,000)
Other comprehensive loss for the period				(14,000)		(14,000)
Total comprehensive loss for the period				(14,000)	(17,929,000)	(17,943,000)	€ (17,943,000)
Equity-settled share-based payments
Granted during the period			2,136,000			2,136,000
Exercised during the period	6,000	242,000	(38,000)		38,000	248,000
Issuance of shares for cash	7,000					7,000
Total transactions with owners of the company recognized directly in equity	13,000	242,000	2,098,000		38,000	2,391,000
Balance at end at Sep. 30, 2022	€ 4,440,000	€ 228,275,000	€ 5,225,000	€ 188,000	€ (105,058,000)	€ 133,070,000